UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
                                               -------------


Check here if Amendment []; Amendment Number:
                                              --------------

          This Amendment (Check only one.):     [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Jabre Capital Partners S.A.
Address:   1 Rue des Moulins
           1204 Geneva, Switzerland


Form 13F File Number: 028-13038
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Emma Love
Title:  Head of Compliance
Phone:  + 41 22 556 2255

Signature, Place, and Date of Signing:


           /s/ Emma Love              Geneva, Switzerland       August 15, 2011
--------------------------------  --------------------------   -----------------
            [Signature]                    [City, State]              [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                            -------------------

Form 13F Information Table Entry Total:               125
                                            -------------------

Form 13F Information Table Value Total:          $2,434,726
                                            -------------------
                                              (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     None

                                                  JABRE CAPITAL PARTNERS S.A.
                                                  FORM 13F INFORMATION TABLE
                                                  Quarter Ended June 30, 2011


-------------------------------------------------------------------------------------------------------------------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC   COM              007903107    8,738  1,250,000 SH       SOLE                 1,250,000
ADVANCED MICRO DEVICES INC   COM              007903107   29,358  4,200,000 SH  CALL SOLE                 4,200,000
ALLIANCE DATA SYSTEMS CORP   NOTE 1.750% 8/0  018581AD0   17,938 14,000,000 PRN      SOLE                                  NONE
ALLIANCE DATA SYSTEMS CORP   NOTE 4.750% 5/1  018581AC2   31,263 15,000,000 PRN      SOLE                                  NONE
ALLIANT TECHSYSTEMS INC      NOTE 3.000% 8/1  018804AK0    8,488  7,500,000 PRN      SOLE                                  NONE
ALPHA NATURAL RESOURCES INC  NOTE 2.375% 4/1  02076XAA0    5,869  5,000,000 PRN      SOLE                                  NONE
ANGLOGOLD ASHANTI HLDGS FIN  MAND BD CV 13    03512Q206   29,211    589,000 PRN      SOLE                                  NONE
ANGLOGOLD ASHANTI LTD        SPONSORED ADR    035128206   25,254    600,000 SH  PUT  SOLE                   600,000
APACHE CORP                  PFD CONV SER D   037411808   26,410    400,000 PRN      SOLE                                  NONE
ARCHER DANIELS MIDLAND CO    NOTE 0.875% 2/1  039483AW2   44,651 42,000,000 PRN      SOLE                                  NONE
ARCHER DANIELS MIDLAND CO    COM              039483102   30,150  1,000,000 SH  CALL SOLE                 1,000,000
BANK OF AMERICA CORPORATION  *W EXP 01/16/201 060505146   21,329  3,850,000 SH       SOLE                 3,850,000
BANK OF AMERICA CORPORATION  *W EXP 10/28/201 060505153   14,450  8,304,800 SH       SOLE                 8,304,800
BANK OF AMERICA CORPORATION  COM              060505104   27,400  2,500,000 SH       SOLE                 2,500,000
BANK OF AMERICA CORPORATION  COM              060505104   54,800  5,000,000 SH  CALL SOLE                 5,000,000
BHP BILLITON PLC             SPONSORED ADR    05545E209    4,639     59,151 SH       SOLE                    59,151
BJS WHOLESALE CLUB INC       COM              05548J106    5,035    100,000 SH       SOLE                   100,000
BLACKROCK INC                COM              09247X101   17,263     90,000 SH       SOLE                    90,000
BOSTON PRIVATE FINL HLDGS IN *W EXP 11/21/201 101119113    1,260    600,000 SH       SOLE                   600,000
BROOKDALE SR LIVING INC      NOTE 2.750% 6/1  112463AA2   15,513 15,000,000 PRN      SOLE                                  NONE
BUCYRUS INTL INC NEW         COM              118759109    5,500     60,000 SH       SOLE                    60,000
CAPITAL ONE FINL CORP        COM              14040H105   36,169    700,000 SH  CALL SOLE                   700,000
CEPHALON INC                 NOTE 2.500% 5/0  156708AR0   56,217 45,500,000 PRN      SOLE                                  NONE
CEPHALON INC                 COM              156708109   24,344    304,686 SH       SOLE                   304,686
CHENIERE ENERGY INC          NOTE 2.250% 8/0  16411RAE9   20,607 23,000,000 PRN      SOLE                                  NONE
CISCO SYS INC                COM              17275R102   60,879  3,900,000 SH  CALL SOLE                 3,900,000
CITIGROUP INC                *W EXP 01/04/201 172967226   14,511 21,000,000 SH       SOLE                21,000,000
CITIGROUP INC                *W EXP 10/28/201 172967234    1,830 15,914,400 SH       SOLE                15,914,400
CONTINENTAL AIRLS INC        NOTE 4.500% 1/1  210795PU8   14,398 10,000,000 PRN      SOLE                                  NONE
CORNING INC                  COM              219350105   22,688  1,250,000 SH  CALL SOLE                 1,250,000
CUBIST PHARMACEUTICALS INC   NOTE 2.500%11/0  229678AD9    6,981  5,000,000 PRN      SOLE                                  NONE
DEERE & CO                   COM              244199105   41,225    500,000 SH  CALL SOLE                   500,000
DENDREON CORP                NOTE 2.875% 1/1  24823QAC1   16,685 15,000,000 PRN      SOLE                                  NONE
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105    4,292     58,200 SH       SOLE                    58,200
DPL INC                      COM              233293109    6,032    200,000 SH       SOLE                   200,000
DREAMWORKS ANIMATION SKG INC CL A             26153C103    1,809     90,000 SH       SOLE                    90,000
E M C CORP MASS              NOTE 1.750%12/0  268648AK8   13,727  8,000,000 PRN      SOLE                                  NONE
E-COMMERCE CHINA DANGDANG IN SPN ADS COM A    26833A105    3,825    330,000 SH       SOLE                   330,000
EXCO RESOURCES INC           COM              269279402   10,660    603,954 SH       SOLE                   603,954
FORD MTR CO DEL              *W EXP 01/01/201 345370134   84,356 16,098,500 SH       SOLE                16,098,500
FREEPORT-MCMORAN COPPER & GO COM              35671D857   63,480  1,200,000 SH  CALL SOLE                 1,200,000
GENERAL CABLE CORP DEL NEW   NOTE 0.875%11/1  369300AD0    8,133  7,500,000 PRN      SOLE                                  NONE
GENERAL ELECTRIC CO          COM              369604103   20,746  1,100,000 SH       SOLE                 1,100,000
GENERAL ELECTRIC CO          COM              369604103   18,860  1,000,000 SH  CALL SOLE                 1,000,000
GENERAL MTRS CO              *W EXP 07/10/201 37045V126   13,541    850,000 SH       SOLE                   850,000
HARTFORD FINL SVCS GROUP INC DEP CONV PFD     416515708   11,687    450,000 PRN      SOLE                                  NONE
HEARTWARE INTL INC           NOTE 3.500%12/1  422368AA8    8,364  8,000,000 PRN      SOLE                                  NONE
INGERSOLL-RAND GLOBAL HLDG C NOTE 4.500% 4/1  45687AAD4   25,619 10,000,000 PRN      SOLE                                  NONE
INTERNATIONAL GAME TECHNOLOG NOTE 3.250% 5/0  459902AQ5   22,035 18,350,000 PRN      SOLE                                  NONE
INTEROIL CORP                NOTE 2.750%11/1  460951AC0    5,794  6,500,000 PRN      SOLE                                  NONE
ISHARES TR                   FTSE CHINA25 IDX 464287184   20,053    466,890 SH       SOLE                   466,890
ISHARES TR                   FTSE CHINA25 IDX 464287184   53,688  1,250,000 SH  CALL SOLE                 1,250,000
JANUS CAP GROUP INC          NOTE 3.250% 7/1  47102XAG0   26,351 24,000,000 PRN      SOLE                                  NONE
JANUS CAP GROUP INC          COM              47102X105   33,512  3,550,000 SH       SOLE                 3,550,000
JINKOSOLAR HLDG CO LTD       NOTE 4.000% 5/1  47759TAA8   11,334 12,500,000 PRN      SOLE                                  NONE
JPMORGAN CHASE & CO          *W EXP 10/28/201 46634E114   85,464  6,344,800 SH       SOLE                 6,344,800
JUNIPER NETWORKS INC         COM              48203R104   23,625    750,000 SH       SOLE                   750,000
JUNIPER NETWORKS INC         COM              48203R104   18,900    600,000 SH  CALL SOLE                   600,000
KELLOGG CO                   COM              487836108   22,128    400,000 SH  CALL SOLE                   400,000
KINROSS GOLD CORP            NOTE 1.750% 3/1  496902AD9   33,597 33,500,000 PRN      SOLE                                  NONE
L-1 IDENTITY SOLUTIONS INC   COM              50212A106      738     62,822 SH       SOLE                    62,822
LAWSON SOFTWARE INC NEW      COM              52078P102    8,078    720,000 SH       SOLE                   720,000
LINEAR TECHNOLOGY CORP       NOTE 3.000% 5/0  535678AC0    5,357  5,000,000 PRN      SOLE                                  NONE
LUBRIZOL CORP                COM              549271104      550      4,099 SH       SOLE                     4,099
MARSHALL & ILSLEY CORP NEW   COM              571837103   11,636  1,460,000 SH       SOLE                 1,460,000
MECHEL OAO                   SPON ADR PFD     583840509    1,822    211,107 SH       SOLE                   211,107
MECHEL OAO                   SPONSORED ADR    583840103    2,031     85,000 SH       SOLE                    85,000
METLIFE INC                  UNIT 99/99/9999  59156R116   37,049 33,750,000 PRN      SOLE                                  NONE
METLIFE INC                  COM              59156R108   26,322    600,000 SH  CALL SOLE                   600,000
MF GLOBAL HLDGS LTD          NOTE 1.875% 2/0  55277JAA6   15,951 16,000,000 PRN      SOLE                                  NONE
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1  55303QAE0    8,208  7,500,000 PRN      SOLE                                  NONE
MICRON TECHNOLOGY INC        NOTE 4.250%10/1  595112AJ2    6,539  4,000,000 PRN      SOLE                                  NONE
MOLSON COORS BREWING CO      CL B             60871R209      224      5,000 SH       SOLE                     5,000
MOSAIC CO NEW                COM              61945C103   13,546    200,000 SH  CALL SOLE                   200,000
MOSAIC CO NEW                COM              61945C103   35,558    525,000 SH       SOLE                   525,000
NATIONAL SEMICONDUCTOR CORP  COM              637640103   16,292    662,000 SH       SOLE                   662,000
NAVISTAR INTL CORP NEW       NOTE 3.000%10/1  63934EAL2   19,663 15,000,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          NOTE 1.250% 7/1  651639AH9   69,413 53,000,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          NOTE 1.625% 7/1  651639AJ5   13,500 10,000,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          NOTE 3.000% 2/1  651639AK2    9,890  8,000,000 PRN      SOLE                                  NONE
NEWMONT MINING CORP          COM              651639106    3,508     65,000 SH       SOLE                    65,000
NORTHERN DYNASTY MINERALS LT COM NEW          66510M204    9,607    951,208 SH       SOLE                   951,208
NVIDIA CORP                  COM              67066G104   15,935  1,000,000 SH  CALL SOLE                 1,000,000
NYSE EURONEXT                COM              629491101   13,850    404,140 SH       SOLE                   404,140
OCCIDENTAL PETE CORP DEL     COM              674599105    1,030      9,900 SH       SOLE                     9,900
OLD REP INTL CORP            NOTE 3.750% 3/1  680223AH7    5,518  5,500,000 PRN      SOLE                                  NONE
OMNICARE INC                 NOTE 3.750%12/1  681904AN8   62,368 46,500,000 PRN      SOLE                                  NONE
PEABODY ENERGY CORP          COM              704549104    1,473     25,000 SH       SOLE                    25,000
PNC FINL SVCS GROUP INC      *W EXP 12/31/201 693475121    7,452    600,000 SH       SOLE                   600,000
POTASH CORP SASK INC         COM              73755L107    7,585    133,094 SH       SOLE                   133,094
PPL CORP                     UNIT 99/99/9999S 69351T114   10,944    200,000 PRN      SOLE                                  NONE
PROSPECT CAPITAL CORPORATION COM              74348T102    8,422    833,000 SH       SOLE                   833,000
RESEARCH IN MOTION LTD       COM              760975102   43,275  1,500,000 SH  CALL SOLE                 1,500,000
ROVI CORP                    NOTE 2.625% 2/1  779376AB8   26,036 19,000,000 PRN      SOLE                                  NONE
SALESFORCE COM INC           NOTE 0.750% 1/1  79466LAB0   27,309 15,000,000 PRN      SOLE                                  NONE
SANDISK CORP                 NOTE 1.500% 8/1  80004CAD3    9,389  8,800,000 PRN      SOLE                                  NONE
SANDISK CORP                 COM              80004C101    2,075     50,000 SH       SOLE                    50,000
SANOFI                       RIGHT 12/31/2020 80105N113    1,730    717,767 SH       SOLE                   717,767
SBA COMMUNICATIONS CORP      NOTE 1.875% 5/0  78388JAN6   11,068 10,000,000 PRN      SOLE                                  NONE
SESI L L C                   FRNT 1.500%12/1  78412FAH7   26,536 26,057,000 PRN      SOLE                                  NONE
SMART MODULAR TECHNOLOGIES I ORD SHS          G82245104    1,008    110,000 SH       SOLE                   110,000
SMITHFIELD FOODS INC         NOTE 4.000% 6/3  832248AR9   30,466 25,870,000 PRN      SOLE                                  NONE
SRA INTL INC                 CL A             78464R105    3,820    123,560 SH       SOLE                   123,560
STEEL DYNAMICS INC           NOTE 5.125% 6/1  858119AP5    8,404  7,000,000 PRN      SOLE                                  NONE
SYMANTEC CORP                NOTE 1.000% 6/1  871503AF5    9,130  7,500,000 PRN      SOLE                                  NONE
TARGET CORP                  COM              87612E106   23,455    500,000 SH  CALL SOLE                   500,000
TCF FINL CORP                *W EXP 11/14/201 872275128    6,749  1,687,300 SH       SOLE                 1,687,300
TELEFLEX INC                 NOTE 3.875% 8/0  879369AA4   14,105 12,000,000 PRN      SOLE                                  NONE
TEREX CORP NEW               NOTE 4.000% 6/0  880779AV5   22,747 12,000,000 PRN      SOLE                                  NONE
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1  912909AE8   11,200  7,000,000 PRN      SOLE                                  NONE
UNITED STATES STL CORP NEW   COM              912909108   46,040  1,000,000 SH  CALL SOLE                 1,000,000
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858    9,238    190,000 SH       SOLE                   190,000
VARIAN SEMICONDUCTOR EQUIPMN COM              922207105    1,536     25,000 SH       SOLE                    25,000
VERIGY LTD                   SHS              Y93691106      674     45,000 SH       SOLE                    45,000
VERINT SYS INC               COM              92343X100    2,593     70,000 SH       SOLE                    70,000
VERIZON COMMUNICATIONS INC   COM              92343V104   37,230  1,000,000 SH  CALL SOLE                 1,000,000
VERTEX PHARMACEUTICALS INC   NOTE 3.350%10/0  92532FAN0   12,638 10,000,000 PRN      SOLE                                  NONE
VIMPELCOM LTD                SPONSORED ADR    92719A106    7,151    560,400 SH       SOLE                   560,400
WASHINGTON FED INC           *W EXP 11/14/201 938824117    1,307    247,156 SH       SOLE                   247,156
WEBSTER FINL CORP CONN       *W EXP 11/21/201 947890117    3,682    515,000 SH       SOLE                   515,000
WELLS FARGO & CO NEW         *W EXP 10/28/201 949746119   66,486  7,149,000 SH       SOLE                 7,149,000
XILINX INC                   COM              983919101   18,235    500,000 SH  CALL SOLE                   500,000
YAHOO INC                    COM              984332106   52,514  3,491,610 SH       SOLE                 3,491,610
YPF SOCIEDAD ANONIMA         SPON ADR CL D    984245100   50,006  1,110,000 SH       SOLE                 1,110,000
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115    4,170    600,000 SH       SOLE                   600,000